UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Castine Capital Management, LLC

Address:  One International Place
          Suite 2401
          Boston, Massachusetts 02110

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul Magidson
Title:    Managing Member
Phone:    (617) 310-5190


Signature, Place and Date of Signing:

/s/ Paul Magidson             Boston, Massachusetts           February 12, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total: $ 176,271
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No. Form 13F File Number Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]


                                                     FORM 13F INFORMATION TABLE
                                 TITLE OF                     VALUE      SHRS OR  SH/ PUT/   INVSMT   OTHR      VOTING AUTHORITY
NAME OF ISSUER                    CLASS        CUSIP        (X$1000)     PRN AMT  PRN CALL   DSCRTN   MGRS     SOLE     SHARED  NONE
AETNA INC NEW                       COM        00817Y108     6,686       154,835  SH         SOLE              154,835
AMERICAN BANCORP N J INC            COM        02407E104     4,030       336,274  SH         SOLE              336,274
ANWORTH MORTGAGE ASSET CP           COM        037347101     7,658       805,242  SH         SOLE              805,242
AON CORP                            COM        037389103     5,702       161,354  SH         SOLE              161,354
BANKFINANCIAL CORP                  COM        06643P104     4,337       243,518  SH         SOLE              243,518
BENJAMIN FRANKLIN BANCORP INC       COM        082073107     1,843       113,057  SH         SOLE              113,057
CENTENNIAL BK HLDGS INC DEL         COM        151345303     1,493       157,866  SH         SOLE              157,866
CENTURY BANCORP INC                 CL A       156432106     5,391       197,476  SH         SOLE              197,476
CITY NATL CORP                      COM        178566105     2,513        35,291  SH         SOLE               35,291
COMERICA INC                        COM        200340107     2,349        40,029  SH         SOLE               40,029
COWLITZ BANCORP LONGVIEW WAS        COM        223767104     2,641       157,388  SH         SOLE              157,388
FIDELITY BANKSHARES INC NEW         COM        31604Q107     4,892       123,317  SH         SOLE              123,317
FIRST CMNTY BANCORP CALIF           COM        31983B101     5,332       102,000  SH         SOLE              102,000
FIRST MARINER  BANCORP              COM        320795107     2,679       144,435  SH         SOLE              144,435
REPUBLIC FIRST BANCORP INC          COM        760416107     4,327       334,127  SH         SOLE              334,127
FIRST REP BK SAN FRANCISCO          COM        336158100     6,307       161,379  SH         SOLE              161,379
GOLDLEAF FINANCIAL SOLUTIONS      COM NEW      38144H208     5,450       931,553  SH         SOLE              931,553
JER INVTS TR INC                    COM        46614H301     3,723       180,112  SH         SOLE              180,112
LEGACY BANCORP INC                  CL A       52463G105     3,647       230,126  SH         SOLE              230,126
LSB BANCSHARES NC                   COM        502158108     2,764       163,521  SH         SOLE              163,521
METROPOLITAN HEALTH NETWORKS        COM        592142103     4,463     1,458,347  SH         SOLE            1,458,347
NEWPORT BANCORP INC                 COM        651754103     3,290       240,834  SH         SOLE              240,834
NORTHWEST BANCORP INC - PA          COM        667328108     4,014       146,161  SH         SOLE              146,161
PENNSYLVANIA COMM BANCORP IN        COM        708677109     3,090       117,491  SH         SOLE              117,491
ROME BANCORP INC NEW                COM        77587P103     1,104        86,570  SH         SOLE               86,570
S1 CORPORATION                      COM        78463B101     6,011     1,090,953  SH         SOLE            1,090,953
SCBT FINANCIAL CORP                 COM        78401V102     4,804       115,112  SH         SOLE              115,112
SECURITY BANK CORP                  COM        814047106     1,712        75,000  SH         SOLE               75,000
SLM CORP                            COM        78442P106     6,752       138,454  SH         SOLE              138,454
SOUTHCOAST FINANCIAL CORP           COM        84129R100     3,560       172,001  SH         SOLE              172,001
SOVEREIGN BANCORP INC               COM        845905108     6,596       259,777  SH         SOLE              259,777
SPECIALTY UNDERWRITERS ALLIA        COM        84751T309     3,193       380,086  SH         SOLE              380,086
STEWART INFORMATION SVCS COR        COM        860372101     1,375        31,717  SH         SOLE               31,717
SUN BANCORP INC                     COM        86663B102     2,864       135,923  SH         SOLE              135,923
TAL INTL GROUP INC                  COM        874083108     7,498       280,934  SH         SOLE              280,934
BANCORP INC                         COM        05969A105     2,637        89,095  SH         SOLE               89,095
TIB FINL CORP                       COM        872449103     1,371        78,416  SH         SOLE               78,416
UBS AG                            SHS NEW      H89231338     6,179       102,419  SH         SOLE              102,419
UMB FINANCIAL CORP                  COM        902788108     3,295        90,260  SH         SOLE               90,260
UNIONBANCAL CORP                    COM        908906100     5,616        91,689  SH         SOLE               91,689
WACHOVIA CORP 2ND NEW               COM        929903102     5,664        99,451  SH         SOLE               99,451
WEBSTER FINL CORP CONN              COM        947890109     4,449        91,312  SH         SOLE               91,312
WILLIS LEASE FINANCE CORP           COM        970646105     2,972       288,016  SH         SOLE              288,016
                                                           176,271

SK 21745 0002 745653